Operating segment information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Segment Profit by Operating Segment

During 2015, marginal revenues were generated from external customers. All revenues generated relate to sales of C-Cathez to a limited number of customers located in the US.

€‘000	For the year ended December 31, 2015
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenue	3			3
Cost of Sales	(1)			(1)
Gross Profit	2	—	—	2
Research & Development expenses	(20,634)	(2,132)		(22,766)
General & Administrative expenses	—	—	(7,230)	(7,230)
Other operating Income & Charges	218	104		322

Operating Profit (Loss)	(20,414)	(2,028)	(7,230)	(29,672)

Net Financial Charges	—	—	306	306
Share of Loss of investments accounted for using the equity method	—	—	252	252
Profit (Loss) before taxes	(20,414)	(2,028)	(6,672)	(29,114)
Income Taxes	—	—	—	—

Profit (Loss) for the year 2015	(20,414)	(2,028)	(6,672))	(29.114)

In August 2016, the Group has received a non-refundable upfront payment as a result of the ONO agreement. This upfront payment has been fully recognised upon receipt as there are no performance obligations nor subsequent deliverables associated to the payment. The non-refundable upfront payment was rather received as a consideration for the sale of licence to ONO. In 2016, the total revenue generated through sales of C-Cathez was € 0.1 million.

€‘000	For the year ended December 31, 2016
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenue	84	8,440		8,523
Cost of Sales	(53)			(53)
Gross Profit	31	8,440	—	8,471
Research & Development expenses	(12,704)	(14,971)		(27,675)
General & Administrative expenses	—	—	(9,744)	(9,744)
Other operating Income & Charges	1,540	1,800		3,340

Operating Profit (Loss)	(11,133)	(4,731)	(9,744)	(25,609)

Net Financial Charges	—	—	1,997	1,997
Profit (Loss) before taxes	(11,133)	(4,731)	(7,747)	(23,612)
Income Taxes	—	—	6	6

Profit (Loss) for the year 2016	(11,133)	(4,731)	(7,742)	(23,606)

In 2017, there were some important one-time non-recurrent items impacting significantly the consolidated income statement. The Board decided to isolate these non-recurrent items in the presentation of the consolidated income statement.

€‘000	For the year ended December 31, 2017
	Cardiology	Immuno- oncology	Corporate	Group Total
Revenues	35	3,505		3,540
Cost of Sales		(515)		(515)
Gross Profit	35	2,990	—	3,025
Research & Development expenses	(2,881)	(20,027)	—	(22,908)
General & Administrative expenses	—	—	(9,310)	(9,310)
Other operating Income & Charges	1,070	151	1,370	2,590
Non-recurring operating (expenses)/income	(1,932)	—	(24,341)	(26,273)

Operating Profit (Loss)—EBIT	(3,708)	(16,886)	(32,281)	(52,876)

Net Financial Charges	—	—	(3,518)	(3,518)
Profit (Loss) before taxes	(3,708)	(16,886)	(35,799)	(56,396)
Income Taxes	—	—	1	1

Profit (Loss) for the year 2017	(3,708)	(16,886)	(35,798)	(56,395)